LOOMIS SAYLES FUNDS I

November 24, 2020

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I

Post-Effective Amendment No. 70

(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

On behalf of Loomis Sayles Funds I (the “Registrant”), transmitted for filing is Post-Effective Amendment No. 70 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. The attached Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and Rule 101(a)(1)(i) of Regulation S-T. It is proposed that the Amendment will become effective on February 1, 2021.

The Registrant is filing the Amendment on behalf of two of its series, Loomis Sayles Bond Fund and the Loomis Sayles Fixed Income Fund (the “Funds”), to make changes to the Funds’ principal investment strategies. The Amendment does not relate to any other series of the Registrant. It is anticipated that the Registrant will file a post-effective amendment to the registration statement pursuant to Rule 485(b) under the 1933 Act on or prior to the proposed effective date to make non-material changes to the disclosure and to incorporate any changes you may deem necessary.

Please direct any questions on the attached materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary